PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment
	December 31
	2025	2024
Cost:
Computers	$93	$87
Office furniture	15	12
	$108	$99
Accumulated depreciation:
Computers	80	67
Office furniture	3	2
	$83	$69
Property and equipment, net	$25	$30